Prepaid gold interests, investments and other - Auramet and El Mochito and Steppe Gold (Details) $ in Thousands				3 Months Ended	12 Months Ended
	Feb. 13, 2025 oz	Mar. 15, 2024 USD ($) oz	Jan. 09, 2023 oz	Mar. 31, 2025 oz	Dec. 31, 2025 USD ($) oz	Dec. 31, 2024 USD ($)	Dec. 15, 2025 item oz	Oct. 30, 2025 item oz
Investments and prepaid gold interests
Ounces of gold to be received					27,500
Ounces of delivered gold after which the Auramet shall have the option to terminate the stream			50,000
Investments and other | $					$ 17,421	$ 3,010
Proceeds on sale of investments | $					$ 2,017	3,083
Settlement Agreement
Investments and prepaid gold interests
Number of future metal deliveries | item							20	20
Ounces of silver required to be delivered							25,000	25,000
Remaining contractual quantity of silver					475,000
Level 1
Investments and prepaid gold interests
Investments and other | $					$ 15,800	1,400
Level 3
Investments and prepaid gold interests
Investments and other | $					1,600	1,600
Auramet
Investments and prepaid gold interests
Ounces of gold to be received			1,250
Percentage of spot gold price for each ounce of gold delivered			16.00%
Steppe Gold
Investments and prepaid gold interests
Ounces of gold to be received		2,650
Payments to acquire prepaid gold interest | $		$ 5,000
Ounces of gold received	1,000
Ounces of gold not yet delivered				1,650
Investments | Financial assets at fair value through profit or loss
Investments and prepaid gold interests
Gain (loss) on change in fair value of investments | $					$ 8,800	$ (1,500)